Pledged Assets and Collateral [Text Block] (Tables)	6 Months Ended
Sep. 30, 2019
Text Block [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien [Table Text Block]

September 30, 2019
(in millions)
Trading account securities	¥7,397,338
Investment securities	5,264,459
Loans	13,075,475
Other	39,010

Total	¥25,776,282

Pledged Assets Classified by Type of Liabilities [Table Text Block]

September 30, 2019
(in millions)
Deposits	¥260,151
Call money and funds purchased	6,314
Payables under repurchase agreements and securities lending transactions	12,014,688
Other short-term borrowings and long-term debt	13,478,750
Other	16,379

Total	¥25,776,282